Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 10—FEDERAL HOME LOAN BANK ADVANCES

Long term advances from the FHLB were $22,500 at December 31, 2014 and $37,726 at December 31, 2013. Outstanding balances have maturity dates ranging March 2015 to October 2019 and fixed rates ranging from 1.50% to 4.25%. The average rate on outstanding advances was 2.24%.

Scheduled principal reductions of FHLB advances at December 31, 2014 were as follows.

2015	$5,000
2017	2,500
2018	10,000
2019	5,000

Total	$22,500

In addition to the borrowings, the Company has outstanding letters of credit with the FHLB totaling $22,700 at year-end 2014 and $23,300 at year-end 2013 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $131,850 and $91,540 of residential mortgage loans under a blanket lien arrangement at year-end 2014 and 2013, respectively.

The Company had a FHLB maximum borrowing capacity of $124,741 as of December 31, 2014, with remaining borrowing capacity of approximately $36,841. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.